CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
Real estate investments
Property owned	$ 1,892,009	$ 1,770,798
Less accumulated depreciation	(373,490)	(328,952)
Total property owned	1,518,519	1,441,846
Development in progress	27,599	9,693
Unimproved land	10,990	6,550
Mortgage loans receivable, net of allowance of $0 and $3, respectively	0	156
Total real estate investments	1,557,108	1,458,245
Other assets
Real estate held for sale	2,067	0
Cash and cash equivalents	39,989	41,191
Other investments	634	625
Receivable arising from straight-lining of rents, net of allowance of $1,209 and $996, respectively	23,273	18,933
Accounts receivable, net of allowance of $154 and $317, respectively	7,052	5,646
Real estate deposits	263	329
Prepaid and other assets	3,703	2,351
Intangible assets, net of accumulated amortization of $47,813 and $42,154, respectively	44,588	49,832
Tax, insurance, and other escrow	11,669	15,268
Property and equipment, net of accumulated depreciation of $1,423 and $1,231, respectively	1,454	1,704
Goodwill	1,120	1,127
Deferred charges and leasing costs, net of accumulated amortization of $16,244 and $13,675, respectively	21,447	20,112
TOTAL ASSETS	1,714,367	1,615,363
LIABILITIES
Accounts payable and accrued expenses	47,403	37,879
Revolving line of credit	39,000	30,000
Mortgages payable	1,048,689	993,803
Other	14,012	8,404
TOTAL LIABILITIES	1,149,104	1,070,086
REDEEMABLE NONCONTROLLING INTERESTS - CONSOLIDATED REAL ESTATE ENTITIES	0	987
Investors Real Estate Trust shareholders' equity
Preferred Shares of Beneficial Interest (Cumulative redeemable preferred shares, no par value, 1,150,000 shares issued and outstanding at April 30, 2012 and April 30, 2011, aggregate liquidation preference of $28,750,000)	27,317	27,317
Common Shares of Beneficial Interest (Unlimited authorization, no par value, 89,473,838 shares issued and outstanding at April 30, 2012, and 80,523,265 shares issued and outstanding at April 30, 2011)	684,049	621,936
Accumulated distributions in excess of net income	(278,377)	(237,563)
Total Investors Real Estate Trust shareholders' equity	432,989	411,690
Noncontrolling interests - Operating Partnership (20,332,415 units at April 30, 2012 and 20,067,350 units at April 30, 2011)	118,710	123,627
Noncontrolling interests - consolidated real estate entities	13,564	8,973
Total equity	565,263	544,290
TOTAL LIABILITIES AND EQUITY	$ 1,714,367	$ 1,615,363